Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Changes in Carrying Amount of Goodwill by Segment

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Balance as of January 1, 2011	$411,534,224	$13,800,408	$—	$425,334,632
Goodwill acquired during the year	6,044,821	2,175,992	19,731,162	27,951,975
Goodwill recorded as a result of contingent consideration resolved	1,270,599	3,211,257	—	4,481,856
Translation adjustments	699,894	258,614	385,705	1,344,213

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676
Goodwill recorded as a result of contingent consideration resolved	337,363	—	—	337,363
Goodwill impairment	—	—	(907,776)	(907,776)
Disposal of subsidiaries	—	—	(19,081,873)	(19,081,873)
Translation adjustments	35,471	15,730	(127,218)	(76,017)

Balance as of December 31, 2012	$419,922,372	$19,462,001	$—	$439,384,373

Gross Amount and Accumulated Impairment Losses by Segment

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,611,561	$427,842,814	$44,952,907	$892,407,282
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,984,395	$427,858,544	$24,836,040	$873,586,755
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(434,202,382)

Balance as of December 31, 2012	$419,922,372	$19,462,001	$—	$439,384,373